Debt with Related Parties - Disclosure of Transactions with Related Parties (Details) - MXN ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes	$ 22,313		$ 14,923		$ 25,224		$ 41,859		$ 23,369
Interest Accrued On Deferred Bonus	1,191		3,604
Professional fees payable	209,471	[1]	72,307	[1]	106,983	[2]	71,901	[2]	48,558	[2]
Total	77,359		429,671		646,166		571,051		497,983
Shareholders
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes	20,800		112,844		152,063		151,198		133,406
Costs of modification and remeasurement of Promissory Notes					20,719
Other related parties
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes	53,189		288,686		389,021		386,966		341,585
Costs of modification and remeasurement of Promissory Notes					59,951
Professional fees payable	0		1,401		1,868	[3]	2,048	[3]	2,085	[3]
Key management personnel
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes	1,979		10,649		14,349		14,162		12,392
Costs of modification and remeasurement of Promissory Notes					2,019
Deferred bonus expense payable	0		11,412				11,787		4,187
Interest accrued on bonus					4,523		3,460		3,077
Close family member of key management
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes	$ 200		$ 1,075		1,449		$ 1,430		$ 1,251
Costs of modification and remeasurement of Promissory Notes					$ 204

[1]	An amount of Ps. 93,075 in IPO services was incurred in the nine-month period ended on September 30, 2024, out of which Ps. 69,806 was recognized as an expense and Ps. 23,269 was capitalized as part of the net proceeds of the new shares.
[2]	An amount of Ps.37,910 in IPO related services was incurred during 2023 out of which Ps.28,432 was recognized as an expense and Ps.9,477 will be capitalized as part of the net proceeds of the new shares to be issued due to the IPO and as of December 31, 2023, were recognized as advanced payments.
[3]	Corresponds to the annual payment made on an arms-length transaction to QS Management Ltd which is a related party of QS BBB, related to professional services.